CONDENSED CONSOLIDATED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 77,935,000	$ 19,918,914
Accounts receivable, net	12,784,000	9,428,166
Prepaid expenses and other current assets	15,338,000	4,819,968
Total current assets	106,057,000	34,167,048
Property and equipment, net	10,031,000	7,387,420
Goodwill	45,658,000	3,961,122
Intangible assets, net	8,446,000	4,504,408
Right-of-use assets	37,673,000	43,300,000
Deferred tax assets	147,972,000	0
Other assets	6,787,000	3,874,155
Total assets	362,624,000	53,894,153
Current liabilities
Accounts payable and accrued expenses	23,881,000	12,651,130
Deferred revenue	7,759,000	5,264,373
Deferred rent	0	5,128,755
Operating lease liabilities, current	5,256,000
Notes payable to members	0	205,324
Other current liabilities	1,000,000	0
Total current liabilities	37,896,000	23,249,582
Operating lease liabilities, non-current	40,813,000
Tax receivable agreement liability	126,150,000	0
Warrant liability	110,350,000	0
Other long-term liabilities	0	1,373,836
Total liabilities	315,209,000	24,623,418
Commitments and contingencies (Note 4)
Stockholders' equity/Members' equity
Preferred Stock - $0.0001 par value; 75,000,000 shares authorized; no shares issued and outstanding at September 30, 2021 and December 31, 2020	0	0
Additional paid-in capital	(3,592,000)	0
Retained earnings	26,084,000	9,861,836
Total WM Technology, Inc. stockholders' equity	22,506,000	0
Noncontrolling interests	24,909,000	0
Members' equity	0	29,270,735
Total equity	47,415,000
Total liabilities and members' equity	362,624,000	53,894,153
Class A Common Stock
Stockholders' equity/Members' equity
Common Stock	7,000	0
Class V Common Stock
Stockholders' equity/Members' equity
Common Stock	$ 7,000	$ 0